Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company's Open Risk Management Positions (Detail) $ in Millions	Dec. 31, 2023 CAD ($) $ / barrel $ / $ MMcf MWh	Dec. 31, 2022 CAD ($) $ / barrel $ / $ MMcf MWh
WCS Hardisty Differential Price
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / barrel		5.00
Natural Gas Commodity Price
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | MMcf	1.00	1
Commodity price risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Increase	$ 0	$ 0
Commodity price risk | Crude Oil Contracts
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / barrel	10.00	10.00
Commodity price risk | WCS and Condensate Differential Price
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / barrel	2.50	2.50
Increase		$ 13
Decrease		$ (13)
Commodity price risk | WCS Hardisty Differential Price
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / barrel	5.00
Commodity price risk | Refined Products
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / barrel	10.00	10.00
Commodity price risk | Natural Gas Basis Price
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | MMcf	0.50	0.50
Commodity price risk | Power Commodity Price
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | MWh	20.00	20.00
Increase	$ 92	$ 113
Decrease	(92)	(113)
Currency risk
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Increase	$ 0	$ 0
Currency risk | U.S. to Canadian Dollar Exchange Rate
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / $	0.05	0.05
Increase		$ 14
Decrease		$ (17)